Financial Instruments - Fair Value of Marketable Securities by Contractual Maturities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Investments, Debt and Equity Securities [Abstract]
Due within 1 year	$ 130,682
Due after 1 year through 5 years	47,473
Total fair value	$ 178,155